EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2021	105,358
Additions	1,193,345
Balance, December 31, 2022	1,298,703
Additions	1,021,572
Balance, December 31, 2023	2,320,275

Accumulated Amortization
Balance, December 31, 2021	14,483
Amortization	176,229
Balance, December 31, 2022	190,712
Amortization	411,568
Balance, December 31, 2023	602,280

Carrying value
As at December 31, 2022	1,107,991
As at December 31, 2023	1,717,995